Regulated Operations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Public Utilities, General Disclosures [Line Items]
Regulatory assets, current	$ 6,020	$ 9,894
Regulatory assets, noncurrent	99,105	84,886
Gas costs due from/to customers
Public Utilities, General Disclosures [Line Items]
Regulatory assets, current	5,600	5,900
Regulatory liabilities, current	46,900	44,200
Interruptible Sharing
Public Utilities, General Disclosures [Line Items]
Regulatory assets, current	400	2,100
Regulatory liabilities, current	1,700	300
Revenue normalization mechanisms for Maryland and Virginia
Public Utilities, General Disclosures [Line Items]
Regulatory assets, current	0	0
Regulatory liabilities, current	3,600	4,000
Accelerated replacement recovery mechanisms
Public Utilities, General Disclosures [Line Items]
Regulatory assets, current	0	1,900
Regulatory liabilities, current	3,800	300
Rates subject to refund
Public Utilities, General Disclosures [Line Items]
Regulatory assets, current	0	0
Regulatory liabilities, current	0	31,100
Tax cuts and jobs act rate refund
Public Utilities, General Disclosures [Line Items]
Regulatory assets, current	0	0
Regulatory liabilities, current	19,200	25,500
Total current
Public Utilities, General Disclosures [Line Items]
Regulatory assets, current	6,000	9,900
Regulatory liabilities, current	75,200	105,400
Accrued Asset Removal Costs
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	0	0
Regulatory liability, noncurrent	264,600	254,400
Deferred Gas Costs
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	141,600	98,700
Regulatory liability, noncurrent	0	0
Deferred pension costs/income-trackers
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	5,700	0
Regulatory liability, noncurrent	0	0
Pensions (o)
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	88,700	44,100
Regulatory liability, noncurrent	0	0
Other post-retirement benefits (o)
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	0	0
Regulatory liability, noncurrent	117,200	195,700
Total pension and other post-retirement benefits (o)
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	94,400	44,100
Regulatory liability, noncurrent	117,200	195,700
Income tax-related amounts due from/to customers
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	41,600	26,000
Regulatory liability, noncurrent	427,200	400,600
Losses/gains on issuance and extinguishments of debt and interest-rate derivative instruments
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	15,000	13,900
Regulatory liability, noncurrent	1,300	1,200
Rights-of-way fees
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	0	0
Regulatory liability, noncurrent	2,500	2,400
Business process outsourcing and related costs
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	3,200	1,900
Regulatory liability, noncurrent	0	0
Non-retirement post-employee benefits
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	15,600	14,900
Regulatory liability, noncurrent	0	0
Deferred distribution integrity management
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	5,400	2,000
Regulatory liability, noncurrent	0	0
Recoverable portion of abandoned liquid natural gas facility
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	2,700	2,300
Regulatory liability, noncurrent	0	0
Environmental response costs
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	5,800	7,000
Regulatory liability, noncurrent	0	0
Energy efficiency program-Maryland
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	3,400	9,300
Regulatory liability, noncurrent	0	0
Other regulatory expenses
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	6,400	7,600
Regulatory liability, noncurrent	900	500
Total other
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	99,100	84,900
Regulatory liability, noncurrent	431,900	404,700
Total deferred
Public Utilities, General Disclosures [Line Items]
Regulatory assets, noncurrent	335,100	227,700
Regulatory liability, noncurrent	813,700	854,800
Total
Public Utilities, General Disclosures [Line Items]
Regulatory assets	341,100	237,600
Regulatory liabilities	888,900	960,200
Asset Impairment for Regulatory Action
Public Utilities, General Disclosures [Line Items]
Regulatory asset, noncurrent impairment	$ 2,500	$ 2,000